Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Consolidating Condensed Financial Information

The Company’s consolidating condensed financial information for the (i) Company; (ii) its wholly-owned guarantor subsidiary Telcel (on standalone basis), which is a wholly and unconditional guarantor under the Senior Notes; (iii) the combined non-guarantor subsidiaries; iv) eliminations and v) the Company’s consolidated financial statements are as follows:

Condensed consolidating statements of financial position

	As of December 31, 2016
	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Assets:
Cash and cash equivalents	Ps.	4,107,645	Ps.	1,948,159	Ps.	17,162,579	Ps.	—	Ps.	23,218,383
Marketable securities		11,716,039		—		43,141,118		—		54,857,157
Accounts receivable, net		41,086,859		23,541,672		142,056,406		(1,347)		206,683,590
Related parties		271,373,391		14,461,731		379,358,127		(664,452,757)		740,492
Inventories, net		323,642		10,246,083		26,575,972		(274,405)		36,871,292
Other current assets		—		951,739		18,586,354		—		19,538,093
Property, plant and equipment, Net		2,774,540		24,124,644		674,290,882		—		701,190,066
Investments in associated companies		704,272,725		134,150,348		59,589,480		(894,409,069)		3,603,484
Intangible assets and other non-current assets, net		11,734,707		25,653,093		430,951,917		—		468,339,717

Total assets	Ps.	1,047,389,548	Ps.	235,077,469	Ps.	1,791,712,835	Ps.	(1,559,137,578)	Ps.	1,515,042,274

Liabilities:
Short-term debt and current portion of long-term debt	Ps.	57,213,648	Ps.	—	Ps.	25,393,611	Ps.	—	Ps.	82,607,259
Current liabilities		222,336,894		178,205,640		643,759,333		(656,905,877)		387,395,990
Long-term debt		555,475,368		—		69,718,776		—		625,194,144
Other non-current liabilities		3,448,396		885,834		152,707,752		(8,220,868)		148,821,114

Total liabilities	Ps.	838,474,306	Ps.	179,091,474	Ps.	891,579,472	Ps.	(665,126,745)	Ps.	1,244,018,507

Equity attributable to equity holders of the parent		208,915,242		55,985,995		714,469,820		(770,455,814)		208,915,243
Non-controlling interests		—		—		185,663,543		(123,555,019)		62,108,524
Total equity		208,915,242		55,985,995		900,133,363		(894,010,833)		271,023,767

Total liabilities and equity	Ps.	1,047,389,548	Ps.	235,077,469	Ps.	1,791,712,835	Ps.	(1,559,137,578)	Ps.	1,515,042,274

	As of December 31, 2017
	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Assets:
Cash and cash equivalents	Ps.	7,018,559	Ps.	3,553,352	Ps.	13,698,562	Ps.	—	Ps.	24,270,473
Marketable securities		10,303,535		—		48,817,141		—		59,120,676
Accounts receivable, net		9,874,652		24,064,936		167,873,940		—		201,813,528
Related parties		208,240,067		957,704		503,895,549		(712,225,090)		868,230
Inventories, net		264,649		16,700,837		21,844,079		—		38,809,565
Other current assets		17,805,747		922,245		(1,375,246)		—		17,352,746
Property, plant and equipment, Net		1,996,721		24,287,904		650,058,573		—		676,343,198
Investments in associated companies		747,771,790		35,569,788		3,457,152		(783,063,558)		3,735,172
Intangible assets and other non-current assets, net		4,104,268		73,557,904		386,236,092		—		463,898,264

Total assets	Ps.	1,007,379,988	Ps.	179,614,670	Ps.	1,794,505,842	Ps.	(1,495,288,648)	Ps.	1,486,211,852

Liabilities:
Short-term debt and current portion of long-term debt	Ps.	34,345,398	Ps.	—	Ps.	17,400,443	Ps.	—	Ps.	51,745,841
Current liabilities		161,940,198		41,304,845		797,880,314		(639,534,701)		361,590,656
Long-term debt		547,728,176		—		98,410,882		—		646,139,058
Other non-current liabilities		69,201,904		132,728,838		40,909,234		(76,737,196)		166,102,780

Total liabilities	Ps.	813,215,676	Ps.	174,033,683	Ps.	954,600,873	Ps.	(716,271,897)	Ps.	1,225,578,335

Equity attributable to equity holders of the parent		194,164,312		5,580,987		741,988,231		(747,569,218)		194,164,312
Non-controlling interests		—		—		97,916,738		(31,447,533)		66,469,205
Total equity		194,164,312		5,580,987		839,904,969		(779,016,751)		260,633,517

Total liabilities and equity	Ps.	1,007,379,988	Ps.	179,614,670	Ps.	1,794,505,842	Ps.	(1,495,288,648)	Ps.	1,486,211,852

Condensed consolidating statements of comprehensive income

For the year ended December 31, 2015

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total revenues	Ps.	173,615,615	Ps.	157,930,068	Ps.	743,147,639	Ps.	(180,955,583)	Ps.	893,737,739
Total cost and operating expenses		126,724,721		142,902,403		663,102,125		(180,404,671)		752,324,578

Operating income		46,890,894		15,027,665		80,045,514		(550,912)		141,413,161
Interest (expense) income, net		(16,668,472)		(9,031,432)		(872,237)		227,781		(26,344,360)
Foreign currency exchange (loss) gain, net		(51,209,235)		(2,060,917)		(25,727,836)		—		(78,997,988)
Other financing cost, net		14,115,563		—		7,380,753		—		21,496,316
Income tax		1,150,992		1,747,302		16,281,357		—		19,179,651
Equity interest in net income of associated companies		43,077,014		(4,722,363)		(2,534,350)		(37,246,997)		(1,426,696)

Net profit (loss) for year	Ps.	35,054,772	Ps.	(2,534,349)	Ps.	42,010,487	Ps.	(37,570,128)	Ps.	36,960,782

Distribution of the net profit (loss) to:
Equity owners of holding company	Ps.	35,054,772	Ps.	(2,534,349)	Ps.	41,711,424	Ps.	(39,177,075)	Ps.	35,054,772
Non-controlling interest		—		—		299,063		1,606,947		1,906,010

Net profit (loss)	Ps.	35,054,772	Ps.	(2,534,349)	Ps.	42,010,487	Ps.	(37,570,128)	Ps.	36,960,782

Other comprehensive income (loss) items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	Ps.	(34,224,932)	Ps.	(4,664,901)	Ps.	(34,129,089)	Ps.	37,412,602	Ps.	(35,606,320)
Effect of fair value of derivatives, net of deferred taxes		37,011		—		22,482		(21,998)		37,495
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect		(17,791,354)		—		(10,750,136)		10,561,072		(17,980,418)
Available for sale		173,540		—		(169,529)		—		4,011

Total other comprehensive income items for the period		(51,805,735)		(4,664,901)		(45,026,272)		47,951,676		(53,545,232)

Total comprehensive income for the period	Ps.	(16,750,963)	Ps.	(7,199,250)	Ps.	(3,015,785)	Ps.	10,381,548	Ps.	(16,584,450)

Comprehensive income for the period attributable to:
Equity holders of the parent	Ps.	(16,750,963)	Ps.	(7,199,250)	Ps.	(10,304,830)	Ps.	17,504,080	Ps.	(16,750,963)
Non-controlling interests		—		—		7,289,045		(7,122,532)		166,513

	Ps.	(16,750,963)	Ps.	(7,199,250)	Ps.	(3,015,785)	Ps.	10,381,548	Ps.	(16,584,450)

Condensed consolidating statements of comprehensive income

For the year ended December 31, 2016

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total revenues	Ps.	137,236,301	Ps.	173,714,225	Ps.	857,137,822	Ps.	(192,675,860)	Ps.	975,412,488
Total cost and operating expenses		117,835,634		160,949,691		778,483,079		(191,466,226)		865,802,178

Operating income		19,400,667		12,764,534		78,654,743		(1,209,634)		109,610,310
Interest (expense) income, net		(12,331,095)		97,314		(17,207,855)		(227,781)		(29,669,417)
Foreign currency exchange (loss) gain, net		(46,625,392)		(5,853,669)		12,051,654		—		(40,427,407)
Other financing cost, net		(10,475,673)		(11,203,533)		5,453,365		—		(16,225,841)
Income tax		(7,712,179)		1,139,631		17,971,404		—		11,398,856
Equity interest in net income of associated companies		50,968,741		(1,342,073)		(6,677,059)		(42,759,659)		189,950

Net profit (loss) for year	Ps.	8,649,427	Ps.	(6,677,058)	Ps.	54,303,444	Ps.	(44,197,074)	Ps.	12,078,739

Distribution of the net profit (loss) to:
Equity owners of holding company		8,649,427		(6,677,058)		50,049,280		(43,372,222)		8,649,427
Non-controlling interest		—		—		4,254,164		(824,852)		3,429,312

Net profit (loss)	Ps.	8,649,427	Ps.	(6,677,058)	Ps.	54,303,444	Ps.	(44,197,074)	Ps.	12,078,739

Other comprehensive income items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		104,178,880		755,978		108,291,984		(105,728,134)		107,498,708
Effect of fair value of derivatives, net of deferred taxes		48,496		—		30,206		(29,573)		49,129
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect		14,771,770		(12,300)		7,477,926		(7,463,997)		14,773,399
Available for sale		(6,673,731)		—		(6,673,731)		6,673,731		(6,673,731)

Total other comprehensive income items for the period	Ps.	112,325,415	Ps.	743,678	Ps.	109,126,385	Ps.	(106,547,973)	Ps.	115,647,505

Total comprehensive income for the period	Ps.	120,974,842	Ps.	(5,933,380)	Ps.	163,429,829	Ps.	(150,745,047)	Ps.	127,726,244

Comprehensive income for the period attributable to:
Equity holders of the parent	Ps.	120,974,842	Ps.	(5,933,380)	Ps.	150,900,984	Ps.	(144,967,604)	Ps.	120,974,842
Non-controlling interests		—		—		12,528,845		(5,777,443)		6,751,402

	Ps.	120,974,842	Ps.	(5,933,380)	Ps.	163,429,829	Ps.	(150,745,047)	Ps.	127,726,244

Condensed consolidating statements of comprehensive income

For the year ended December 31, 2017

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total revenues	Ps.	160,057,511	Ps.	170,991,493	Ps.	887,951,615	Ps.	(197,367,084)	Ps.	1,021,633,535
Total cost and operating expenses		123,548,341		163,152,868		832,429,198		(197,640,175)		921,490,232

Operating income		36,509,170		7,838,625		55,522,417		273,091		100,143,303
Interest (expense) income, net		(16,779,235)		(12,365,116)		1,810,523		(41,305)		(27,375,133)
Foreign currency exchange (loss) gain, net		(15,223,111)		1,320,667		83,493		—		(13,818,951)
Other financing cost, net		6,775,455		—		(8,719,215)		—		(1,943,760)
Income tax		14,201,399		1,386,519		9,353,593		—		24,941,511
Equity interest in net income of associated companies		32,245,041		(8,977,146)		(13,466,845)		(9,709,665)		91,385

Net profit (loss) for year	Ps.	29,325,921	Ps.	(13,569,489)	Ps.	25,876,780	Ps.	(9,477,879)	Ps.	32,155,333

Distribution of the net profit (loss) to:
Equity owners of holding company		29,325,921		(13,569,489)		21,417,549		(7,848,060)		29,325,921
Non-controlling interest		—		—		4,459,231		(1,629,819)		2,829,412

Net profit (loss)	Ps.	29,325,921	Ps.	(13,569,489)	Ps.	25,876,780	Ps.	(9,477,879)	Ps.	32,155,333

Other comprehensive income items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		(21,683,333)		(1,897,936)		(18,309,877)		23,581,269		(18,309,877)
Effect of fair value of derivatives, net of deferred taxes		12,292		—		12,292		(12,292)		12,292
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect		(7,075,606)		(8,439)		(7,046,089)		7,084,045		(7,046,089)
Available for sale		622,424		—		622,424		(622,424)		622,424

Total other comprehensive income items for the period	Ps.	(28,124,223)	Ps.	(1,906,375)	Ps.	(24,721,250)	Ps.	30,030,598	Ps.	(24,721,250)

Total comprehensive income for the period	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	1,155,530	Ps.	20,552,719	Ps.	7,434,083

Comprehensive income for the period attributable to:
Equity holders of the parent	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	(5,076,855)	Ps.	20,552,719	Ps.	1,201,698
Non-controlling interests		—		—		6,232,385		—		6,232,385

	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	1,155,530	Ps.	20,552,719	Ps.	7,434,083

Condensed consolidating statements of cash flows

For the year ended December 31, 2015

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before taxes	Ps.	36,205,763	Ps.	(787,047)	Ps.	58,291,845	Ps.	(37,570,128)	Ps.	56,140,433
Non-cash items		(4,256,606)		20,449,298		141,713,565		37,246,997		195,153,254
Changes in working capital:		(72,746,155)		(1,580,787)		(13,562,885)		323,131		(87,566,696)

Net cash flows (used in) provided by operating activities	Ps.	(40,796,998)	Ps.	18,081,464	Ps.	186,442,525	Ps.	—	Ps.	163,726,991

Investing activities:
Purchase of property, plant and equipment		1,498		(6,894,071)		(121,147,340)		—		(128,039,913)
Acquisition of intangibles		—		(3,292,490)		(20,240,336)		—		(23,532,826)
Dividends received from associates		74,901,349		—		—		(73,255,637)		1,645,712
Proceeds from sale of plant, property and equipment		—		—		27,329		—		27,329
Acquisition of business, net of cash acquired		—		—		(3,457,153)		—		(3,457,153)
Partial sale of shares of associate company		—		—		633,270		—		633,270
Spin of company		—		(216,626)		21,216,626		—		21,000,000
Investment in associates companies		(2,213,277)		(1,404,489)		3,439,801		—		(177,965)

Net cash flows provided by (used in) investing activities	Ps.	72,689,570	Ps.	(11,807,676)	Ps.	(119,527,803)	Ps.	(73,255,637)	Ps.	(131,901,546)

Financing activities:
Bank loans, net		50,879,779		—		5,083,236		—		55,963,015
Acquisition of no controlling interest		(34,970)		—		(996,079)		—		(1,031,049)
Interest paid		(23,379,273)		(6,200,848)		(3,250,311)		—		(32,830,432)
Repurchase of shares and others		(34,684,520)		—		241,436		—		(34,443,084)
Payment of dividends		(36,524,317)		—		(74,090,920)		73,255,637		(37,359,600)
Derivative financial instruments		—		—		(503,444)		—		(503,444)

Net cash flows (used in) financing activities	Ps.	(43,743,301)	Ps.	(6,200,848)	Ps.	(73,516,082)	Ps.	73,255,637	Ps.	(50,204,594)

Net (decrease) increase in cash and cash equivalents		(11,850,729)		72,940		(6,601,360)		—		(18,379,149)
Adjustment to cash flow for exchange rate differences		—		—		(2,934,522)		—		(2,934,522)
Cash and cash equivalents at beginning of the period		25,654,313		1,395,096		39,424,294		—		66,473,703

Cash and cash equivalents at end of the period	Ps.	13,803,584	Ps.	1,468,036	Ps.	29,888,412	Ps.	—	Ps.	45,160,032

Condensed consolidating statements of cash flows

For the year ended December 31, 2016

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before taxes	Ps.	937,247	Ps.	(5,537,427)	Ps.	28,077,775	Ps.	—	Ps.	23,477,595
Non-cash items		(997,587)		19,800,396		209,821,118		—		228,623,927
Changes in working capital:		74,520,320		9,130,768		(93,359,195)		(6,595,361)		(16,303,468)

Net cash flows provided by operating activities	Ps.	74,459,980	Ps.	23,393,737	Ps.	144,539,698	Ps.	(6,595,361)	Ps.	235,798,054

Investing activities:
Purchase of property, plant and equipment		—		(7,860,232)		(130,846,925)		—		(138,707,157)
Acquisition of intangibles		—		(4,947,506)		(11,369,232)		—		(16,316,738)
Dividends received from associates		21,950		—		5,988,938		(270,796)		5,740,092
Proceeds from sale of plant, property and equipment		20,078		—		95,522		—		115,600
Acquisition of business, net of cash acquired		—		(2,796,254)		(1,823,813)		2,796,254		(1,823,813)
Partial sale of shares of associate company		756,444		—		2,796,254		(3,552,698)		—
Investment in associates companies		—		663,203		(666,690)		—		(3,487)

Net cash flows provided by (used in) investing activities	Ps.	798,472	Ps.	(14,940,789)	Ps.	(135,825,946)	Ps.	(1,027,240)	Ps.	(150,995,503)

Financing activities:
Bank loans, net		(39,598,698)		—		(21,792,115)		—		(61,390,813)
Acquisition of no controlling interest		—		—		(2,280,278)		—		(2,280,278)
Interest paid		(24,826,139)		(7,972,827)		(5,922,267)		6,595,361		(32,125,872)
Paid-In capital		—		—		(756,444)		756,444		—
Sale of shares of subsidiaries		—		—		6,323,336		—		6,323,336
Repurchase of shares and others		(7,092,385)		—		71,138		—		(7,021,247)
Payment of dividends		(13,437,168)		—		(643,585)		270,796		(13,809,957)
Derivative financial instruments		—		—		(351,213)		—		(351,213)

Net cash flows (used in) financing activities	Ps.	(84,954,390)	Ps.	(7,972,827)	Ps.	(25,351,428)	Ps.	7,622,601	Ps.	(110,656,044)

Net (decrease) increase in cash and cash equivalents		(9,695,938)		480,121		(16,637,676)		—		(25,853,493)
Adjustment to cash flow for exchange rate differences		—		—		3,911,844		—		3,911,844
Cash and cash equivalents at beginning of the period		13,803,584		1,468,036		29,888,412		—		45,160,032

Cash and cash equivalents at end of the period	Ps.	4,107,645	Ps.	1,948,159	Ps.	17,162,579	Ps.	—	Ps.	23,218,383

Condensed consolidating statements of cash flows

For the year ended December 31, 2017

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before taxes	Ps.	43,527,320	Ps.	(12,182,970)	Ps.	35,230,373	Ps.	(9,477,879)	Ps.	57,096,844
Non-cash items		(17,017,287)		30,000,109		171,062,158		11,635,563		195,680,543
Changes in working capital:		(18,973,478)		(9,486)		(66,062,629)		50,040,581		(35,005,012)

Net cash flows provided by operating activities	Ps.	7,536,555	Ps.	17,807,653	Ps.	140,229,902	Ps.	52,198,265	Ps.	217,772,375

Investing activities:
Purchase of property, plant and equipment		16,526		(5,571,410)		(113,630,253)		—		(119,185,137)
Acquisition of intangibles		—		(3,053,345)		(14,485,196)		—		(17,538,541)
Dividends received from associates		21,465,687		970,000		2,385,559		(22,435,687)		2,385,559
Proceeds from sale of plant, property and equipment		—		—		133,349		—		133,349
Acquisition of business, net of cash acquired		—		(3,381,505)		(3,497,288)		—		(6,878,793)
Investment in associates companies		—		1,925,898		—		(1,925,898)		—
Sale of associated company		—		—		340,040		—		340,040

Net cash flows provided by (used in) investing activities	Ps.	21,482,213	Ps.	(9,110,362)	Ps.	(128,753,789)	Ps.	(24,361,585)	Ps.	(140,743,523)

Financing activities:
Bank loans, net		13,548,138		—		16,382,838		(57,364,465)		(27,433,489)
Acquisition of no controlling interest		—		—		(11,930)		—		(11,930)
Interest paid		(24,009,216)		(7,092,098)		(7,187,225)		7,092,098		(31,196,441)
Repurchase of shares and others		(1,240,028)		—		6,657		—		(1,233,371)
Payment of dividends		(14,406,748)		—		(24,120,329)		22,435,687		(16,091,390)
Derivative financial instruments		—		—		(71,474)		—		(71,474)

Net cash flows used in financing activities	Ps.	(26,107,854)	Ps.	(7,092,098)	Ps.	(15,001,463)	Ps.	(27,836,680)	Ps.	(76,038,095)

Net (decrease) increase in cash and cash equivalents		2,910,914		1,605,193		(3,525,350)		—		990,757
Adjustment to cash flow for exchange rate differences		—		—		61,333		—		61,333
Cash and cash equivalents at beginning of the period		4,107,645		1,948,159		17,162,579		—		23,218,383

Cash and cash equivalents at end of the period	Ps.	7,018,559	Ps.	3,553,352	Ps.	13,698,562	Ps.	—	Ps.	24,270,473